Annual Operating Expenses {- Fidelity® Mid Cap Value Fund} - 01.31 Fidelity Mid Cap Value Fund Retail PRO-08 - Fidelity® Mid Cap Value Fund - Fidelity Mid Cap Value Fund-Retail Class	Apr. 01, 2021
Operating Expenses:
Management fee (fluctuates based on the fund's performance relative to a securities market index)	0.20%
Distribution and/or Service (12b-1) fees	none
Other expenses	0.24%
Total annual operating expenses	0.44%